Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of fair value of assets classification

The fair value of assets classification is represented as follows:

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€5,527,672	€5,527,672	€-	€-
Marketable securities	€22,621,518	€22,621,518	€-	€-
Total financial assets	€28,149,190	€28,149,190	€-	€-

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€4,581,749	€4,581,749	€-	€-
Marketable securities	€8,078,002	€8,078,002	€-	€-
Total financial assets	€12,659,751	€12,659,751	€-	€-

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€3,691,420	€3,691,420	€-	€-
Marketable securities	€15,084,284	€15,084,284	€-	€-
Total financial assets	€18,775,704	€18,775,704	€-	€-

Schedule of fair value of liabilities classification

The fair value of liabilities classification is represented as follows:

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Mandatory convertible bond	€7,603,000	-	-	€7,603,000
Mandatory convertible bond	€7,603,000	€-	€-	€7,603,000